UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01540
AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Global Core Equity Fund
Class A: AWSAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class A)	$ 133	1.24%
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended
December
31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.25%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class A) —including sales charge	8.93%	6.82%	8.08%
Invesco Global Core Equity Fund (Class A) —excluding sales charge	15.25%	8.03%	8.69%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%
What Comprised
The
Fund's
Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-AR-A
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class C: AWSCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class C)	$ 213	1.99%
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal
year
ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.43%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class C) —including sales charge	13.43%	7.25%	8.05%
Invesco Global Core Equity Fund (Class C) —excluding sales charge	14.43%	7.25%	8.05%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%
What Comprised
The
Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-AR-C
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R: AWSRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R)	$ 160	1.49%
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 14.97%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol
designs
, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R)	14.97%	7.77%	8.43%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%
What Comprised The
Fund's
Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-AR-R
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class Y: AWSYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class Y)	$ 107	0.99%
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 15.60%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class Y)	15.60%	8.30%	8.97%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-AR-Y
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R5: AWSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R5)	$ 102	0.95%
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 15.57%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R5)	15.57%	8.34%	9.00%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-AR-R5
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R6: AWSSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R6)	$ 95	0.88%
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 15.70%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R6)	15.70%	8.42%	9.00%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your
financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-AR-R6
Invesco Global Core Equity Fund

Invesco Global Small Cap Equity Fund
Class A: ESMAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class A)	$ 153	1.38% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 22.00%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class A) —including sales charge	15.29%	7.08%	7.70%
Invesco Global Small Cap Equity Fund (Class A) —excluding sales charge	22.00%	8.29%	8.31%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since
December 31, 2024
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund. In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-AR-A
Invesco Global Small Cap Equity Fund

Invesco Global Small Cap Equity Fund
Class C: ESMCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class C)	$ 237	2.14% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 21.12%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class C) —including sales charge	20.25%	7.48%	7.67%
Invesco Global Small Cap Equity Fund (Class C) —excluding sales charge	21.12%	7.48%	7.67%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025,
Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-AR-C
Invesco Global Small Cap Equity Fund

Invesco Global Small Cap Equity Fund
Class Y: ESMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class Y)	$ 127	1.14% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 22.43%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class Y)	22.43%	8.58%	8.59%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund. In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-AR-Y
Invesco Global Small Cap Equity Fund

Invesco Global Small Cap Equity Fund
Class R6: ESMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class R6)	$ 120	1.08% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 22.51%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class R6)	22.51%	8.69%	8.64%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund. In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-AR-R6
Invesco Global Small Cap Equity Fund

Invesco International Small Company Fund
Class A: IEGAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025
. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class A)	$ 171	1.51%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 25.83%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class A) —including sales charge	18.90%	6.77%	7.89%
Invesco International Small Company Fund (Class A) —excluding sales charge	25.83%	7.99%	8.51%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-AR-A
Invesco International Small Company Fund

Invesco International Small Company Fund
Class C: IEGCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class C)	$ 254	2.26%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 24.90%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class C) —including sales charge	23.90%	7.18%	7.85%
Invesco International Small Company Fund (Class C) —excluding sales charge	24.90%	7.18%	7.85%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-AR-C
Invesco International Small Company Fund

Invesco International Small Company Fund
Class Y: IEGYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class Y)	$ 143	1.26%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 26.22%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class Y)	26.22%	8.27%	8.78%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-AR-Y
Invesco International Small Company Fund

Invesco International Small Company Fund
Class R5: IEGIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class R5)	$ 126	1.11%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 26.31%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class R5)	26.31%	8.45%	8.94%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-AR-R5
Invesco International Small Company Fund

Invesco International Small Company Fund
Class R6: IEGFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class R6)	$ 118	1.04%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 26.42%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class R6)	26.42%	8.52%	9.01%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
How Has The Fund
Changed
Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-AR-R6
Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Class A: SMEAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class A)	$ 126	1.21%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 7.78%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class A) —including sales charge	1.86%	5.80%	8.65%
Invesco Small Cap Equity Fund (Class A) —excluding sales charge	7.78%	7.01%	9.26%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings , if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-AR-A
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class C: SMECX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class C)	$ 203	1.96%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 6.98%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations
. We sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class C) —including sales charge	6.06%	6.21%	8.61%
Invesco Small Cap Equity Fund (Class C) —excluding sales charge	6.98%	6.21%	8.61%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp .	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where
Can
I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-AR-C
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R: SMERX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R)	$ 152	1.46%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 7.54%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R)	7.54%	6.73%	8.99%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's pro
xy vot
ing information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-AR-R
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class Y: SMEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class Y)	$ 100	0.96%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 8.12%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class Y)	8.12%	7.27%	9.54%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The
Fund
?
(as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%
What Comprised The F
un
d's Hol
di
ngs?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-AR-Y
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R5: SMEIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R5)	$ 92	0.88%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 8.15%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year wi
th accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R5)	8.15%	7.38%	9.69%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-AR-R5
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R6: SMEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R6)	$ 84	0.81%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 8.31%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R6)	8.31%	7.47%	9.78%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find
More
Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-AR-R6
Invesco Small Cap Equity Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended December 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 142,926	$ 139,824
Audit-Related Fees(1)	$ 9,112	$ 0
Tax Fees(2)	$ 386,969	$ 178,188
All Other Fees	$ 0	$ 0
Total Fees	$ 539,007	$ 318,012
(1)	Audit-Related Fees for the fiscal year ended 2025 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax, year-to-date estimates for various book-to-tax differences and other tax services.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,195,000	$ 1,141,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,195,000	$ 1,141,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,726,000 for the fiscal year ended December 31, 2025 and $6,489,000 for the fiscal year ended December 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,307,969 for the fiscal year ended December 31, 2025 and $7,808,188 for the fiscal year ended December 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
December 31, 2025
Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ■ C: AWSCX ■ R: AWSRX ■ Y: AWSYX ■ R5: AWSIX ■ R6: AWSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–96.26%
Canada–3.86%
Canadian Pacific Kansas City Ltd.	233,038	$17,156,745
Constellation Software, Inc.	1,232	2,963,334
Dollarama, Inc.	25,950	3,878,462
		23,998,541
China–3.67%
Contemporary Amperex Technology Co. Ltd., A Shares	192,480	10,121,087
Tencent Holdings Ltd.	166,000	12,739,426
		22,860,513
Denmark–0.22%
Novo Nordisk A/S, Class B	27,379	1,388,621
France–4.40%
L’Oreal S.A.	18,515	7,948,780
LVMH Moet Hennessy Louis Vuitton SE	6,384	4,811,848
Safran S.A.	33,062	11,516,052
TotalEnergies SE	47,169	3,075,324
		27,352,004
Germany–1.01%
SAP SE	25,816	6,272,476
India–0.81%
HDFC Bank Ltd.	455,779	5,034,941
Italy–0.86%
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	94,667	5,374,132
Japan–2.59%
Hoya Corp.	39,900	6,051,616
ITOCHU Corp.	795,500	10,052,583
		16,104,199
Netherlands–1.75%
ASML Holding N.V.	10,112	10,895,884
Spain–1.00%
Industria de Diseno Textil S.A.	94,162	6,211,364
Sweden–1.21%
Atlas Copco AB, Class A	423,125	7,532,710
Taiwan–2.51%
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	15,632,007
United Kingdom–4.06%
3i Group PLC	261,422	11,463,045
Coca-Cola Europacific Partners PLC	54,975	4,986,232
RELX PLC	216,949	8,836,451
		25,285,728
United States–68.31%
Abbott Laboratories	62,284	7,803,562
Alphabet, Inc., Class A	74,233	23,234,929
Amazon.com, Inc.(b)	89,252	20,601,147
Shares		Value
United States–(continued)
American Express Co.	22,200	$8,212,890
AMETEK, Inc.	54,224	11,132,729
Amphenol Corp., Class A	65,116	8,799,776
Analog Devices, Inc.	34,398	9,328,738
Apple, Inc.	94,030	25,562,996
Berkshire Hathaway, Inc., Class B(b)	16,936	8,512,880
Broadcom, Inc.	34,256	11,856,002
Cigna Group (The)	19,573	5,387,077
CME Group, Inc., Class A	40,562	11,076,671
Coca-Cola Co. (The)	82,621	5,776,034
Construction Partners, Inc., Class A(a)(b)	30,728	3,335,524
Copart, Inc.(b)	61,754	2,417,669
Costco Wholesale Corp.	2,698	2,326,593
Danaher Corp.	8,922	2,042,424
East West Bancorp, Inc.	46,798	5,259,627
Elevance Health, Inc.	11,403	3,997,322
EOG Resources, Inc.	92,243	9,686,437
Experian PLC	112,218	5,059,523
Ferguson Enterprises, Inc.	15,538	3,459,225
Home Depot, Inc. (The)	15,501	5,333,894
Interactive Brokers Group, Inc., Class A	120,851	7,771,928
JPMorgan Chase & Co.	35,373	11,397,888
Linde PLC	21,467	9,153,314
Martin Marietta Materials, Inc.	18,657	11,616,968
Mastercard, Inc., Class A	31,307	17,872,540
Meta Platforms, Inc., Class A	21,088	13,919,978
Microsoft Corp.	78,732	38,076,370
Moody’s Corp.	7,271	3,714,390
MSCI, Inc.	6,747	3,870,956
NIKE, Inc., Class B	29,515	1,880,401
NVIDIA Corp.	160,477	29,928,961
Old Dominion Freight Line, Inc.(a)	45,333	7,108,214
O’Reilly Automotive, Inc.(b)	50,489	4,605,102
QXO, Inc.(a)(b)	361,679	6,976,788
Steel Dynamics, Inc.	35,125	5,951,931
Texas Instruments, Inc.	59,953	10,401,246
Thermo Fisher Scientific, Inc.	17,219	9,977,550
Union Pacific Corp.	39,630	9,167,212
Viking Holdings Ltd.(b)	147,366	10,523,406
WEC Energy Group, Inc.	104,488	11,019,305
		425,138,117
Total Common Stocks & Other Equity Interests (Cost $442,573,223)		599,081,237
Exchange-Traded Funds–1.74%
Japan–1.74%
iShares MSCI Japan ETF(a) (Cost $9,371,375)	134,135	10,830,060
Money Market Funds–2.27%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d)	8,472,103	8,472,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.64%(c)(d)	5,648,069	$5,648,069
Total Money Market Funds (Cost $14,120,172)		14,120,172
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.27% (Cost $466,064,770)		624,031,469
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.38%
Invesco Private Government Fund, 3.74%(c)(d)(e)	4,124,392	4,124,392
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.88%(c)(d)(e)	10,706,387	$10,709,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,833,991)		14,833,991
TOTAL INVESTMENTS IN SECURITIES—102.65% (Cost $480,898,761)		638,865,460
OTHER ASSETS LESS LIABILITIES–(2.65)%		(16,491,495)
NET ASSETS–100.00%		$622,373,965
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at December 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,034,351	$114,572,578	$(119,134,826)	$-	$-	$8,472,103	$558,211
Invesco Treasury Portfolio, Institutional Class	8,689,568	76,381,719	(79,423,218)	-	-	5,648,069	368,817
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,361,531	186,654,765	(185,891,904)	-	-	4,124,392	220,897*
Invesco Private Prime Fund	8,757,280	388,358,481	(386,406,387)	-	225	10,709,599	613,012*
Total	$33,842,730	$765,967,543	$(770,856,335)	$-	$225	$28,954,163	$1,760,937

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Core Equity Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $451,944,598)*	$609,911,297
Investments in affiliated money market funds, at value (Cost $28,954,163)	28,954,163
Cash	659
Receivable for:
Fund shares sold	26,215
Dividends	820,151
Investment for trustee deferred compensation and retirement plans	177,051
Other assets	51,309
Total assets	639,940,845
Liabilities:
Payable for:
Fund shares reacquired	2,157,777
Collateral upon return of securities loaned	14,833,991
Accrued fees to affiliates	308,888
Accrued other operating expenses	49,676
Trustee deferred compensation and retirement plans	216,548
Total liabilities	17,566,880
Net assets applicable to shares outstanding	$622,373,965
Net assets consist of:
Shares of beneficial interest	$468,481,399
Distributable earnings	153,892,566
$622,373,965
Net Assets:
Class A	$580,496,546
Class C	$3,373,560
Class R	$3,383,447
Class Y	$25,690,755
Class R5	$1,636,011
Class R6	$7,793,646
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	35,517,162
Class C	228,474
Class R	208,199
Class Y	1,569,096
Class R5	97,593
Class R6	464,397
Class A:
Net asset value per share	$16.34
Maximum offering price per share (Net asset value of $16.34 ÷ 94.50%)	$17.29
Class C:
Net asset value and offering price per share	$14.77
Class R:
Net asset value and offering price per share	$16.25
Class Y:
Net asset value and offering price per share	$16.37
Class R5:
Net asset value and offering price per share	$16.76
Class R6:
Net asset value and offering price per share	$16.78

*	At December 31, 2025, securities with an aggregate value of $12,014,633 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Core Equity Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Interest	$231,773
Dividends (net of foreign withholding taxes of $215,593)	7,126,394
Dividends from affiliated money market funds (includes net securities lending income of $63,424)	990,452
Foreign withholding tax claims	575,462
Total investment income	8,924,081
Expenses:
Advisory fees	4,797,367
Administrative services fees	86,371
Custodian fees	14,468
Distribution fees:
Class A	1,427,025
Class C	33,993
Class R	13,331
Transfer agent fees — A, C, R and Y	835,649
Transfer agent fees — R5	1,475
Transfer agent fees — R6	2,046
Trustees’ and officers’ fees and benefits	27,975
Registration and filing fees	99,002
Reports to shareholders	77,554
Professional services fees	68,624
Other	17,698
Total expenses	7,502,578
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(37,959)
Net expenses	7,464,619
Net investment income	1,459,462
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	45,051,987
Affiliated investment securities	225
Foreign currencies	194,959
45,247,171
Change in net unrealized appreciation of:
Unaffiliated investment securities	40,301,672
Foreign currencies	53,036
40,354,708
Net realized and unrealized gain	85,601,879
Net increase in net assets resulting from operations	$87,061,341
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Core Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$1,459,462	$1,664,424
Net realized gain	45,247,171	45,331,671
Change in net unrealized appreciation	40,354,708	44,496,118
Net increase in net assets resulting from operations	87,061,341	91,492,213
Distributions to shareholders from distributable earnings:
Class A	(49,643,964)	(42,041,193)
Class C	(316,125)	(255,271)
Class R	(286,119)	(152,978)
Class Y	(2,363,254)	(1,998,339)
Class R5	(135,015)	(104,368)
Class R6	(635,257)	(536,818)
Total distributions from distributable earnings	(53,379,734)	(45,088,967)
Share transactions–net:
Class A	(9,475,916)	(23,929,589)
Class C	(507,608)	176,796
Class R	1,115,903	557,706
Class Y	(463,618)	1,036,243
Class R5	213,739	59,739
Class R6	572,358	120,797
Net increase (decrease) in net assets resulting from share transactions	(8,545,142)	(21,978,308)
Net increase in net assets	25,136,465	24,424,938
Net assets:
Beginning of year	597,237,500	572,812,562
End of year	$622,373,965	$597,237,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Core Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$15.50	$0.04	$2.32	$2.36	$(0.13)	$(1.39)	$(1.52)	$16.34	15.25%	$580,497	1.24%	1.24%	0.22%	80%
Year ended 12/31/24	14.34	0.04	2.36	2.40	(0.26)	(0.98)	(1.24)	15.50	16.47	558,382	1.25	1.27	0.26	46
Year ended 12/31/23	12.07	0.07	2.55	2.62	(0.04)	(0.31)	(0.35)	14.34	21.79	538,642	1.21	1.26	0.56	107
Year ended 12/31/22	16.02	0.04	(3.59)	(3.55)	(0.01)	(0.39)	(0.40)	12.07	(22.20)	495,054	1.22	1.26	0.29	11
Year ended 12/31/21	14.61	0.01	2.26	2.27	(0.13)	(0.73)	(0.86)	16.02	15.68	718,327	1.22	1.22	0.06	23
Class C
Year ended 12/31/25	14.24	(0.08)	2.13	2.05	(0.13)	(1.39)	(1.52)	14.77	14.43	3,374	1.99	1.99	(0.53)	80
Year ended 12/31/24	13.18	(0.07)	2.15	2.08	(0.04)	(0.98)	(1.02)	14.24	15.59	3,732	2.00	2.02	(0.49)	46
Year ended 12/31/23	11.16	(0.02)	2.35	2.33	—	(0.31)	(0.31)	13.18	20.95	3,318	1.96	2.01	(0.19)	107
Year ended 12/31/22	14.96	(0.06)	(3.35)	(3.41)	—	(0.39)	(0.39)	11.16	(22.81)	3,462	1.97	2.01	(0.46)	11
Year ended 12/31/21	13.67	(0.10)	2.12	2.02	—	(0.73)	(0.73)	14.96	14.90	5,778	1.97	1.97	(0.69)	23
Class R
Year ended 12/31/25	15.46	(0.00)	2.31	2.31	(0.13)	(1.39)	(1.52)	16.25	14.97	3,383	1.49	1.49	(0.03)	80
Year ended 12/31/24	14.29	0.00	2.34	2.34	(0.19)	(0.98)	(1.17)	15.46	16.14	2,183	1.50	1.52	0.01	46
Year ended 12/31/23	12.02	0.04	2.55	2.59	(0.01)	(0.31)	(0.32)	14.29	21.59	1,510	1.46	1.51	0.31	107
Year ended 12/31/22	16.00	0.01	(3.60)	(3.59)	—	(0.39)	(0.39)	12.02	(22.45)	1,403	1.47	1.51	0.04	11
Year ended 12/31/21	14.58	(0.03)	2.27	2.24	(0.09)	(0.73)	(0.82)	16.00	15.49	1,732	1.47	1.47	(0.19)	23
Class Y
Year ended 12/31/25	15.48	0.08	2.33	2.41	(0.13)	(1.39)	(1.52)	16.37	15.60	25,691	0.99	0.99	0.47	80
Year ended 12/31/24	14.36	0.08	2.36	2.44	(0.34)	(0.98)	(1.32)	15.48	16.71	24,761	1.00	1.02	0.51	46
Year ended 12/31/23	12.09	0.11	2.55	2.66	(0.08)	(0.31)	(0.39)	14.36	22.08	21,948	0.96	1.01	0.81	107
Year ended 12/31/22	16.06	0.07	(3.60)	(3.53)	(0.05)	(0.39)	(0.44)	12.09	(21.99)	21,797	0.97	1.01	0.54	11
Year ended 12/31/21	14.64	0.05	2.27	2.32	(0.17)	(0.73)	(0.90)	16.06	15.97	34,582	0.97	0.97	0.31	23
Class R5
Year ended 12/31/25	15.82	0.09	2.37	2.46	(0.13)	(1.39)	(1.52)	16.76	15.57	1,636	0.95	0.95	0.51	80
Year ended 12/31/24	14.65	0.09	2.40	2.49	(0.34)	(0.98)	(1.32)	15.82	16.77	1,346	0.97	0.97	0.54	46
Year ended 12/31/23	12.32	0.11	2.62	2.73	(0.09)	(0.31)	(0.40)	14.65	22.19	1,190	0.95	0.96	0.82	107
Year ended 12/31/22	16.37	0.08	(3.68)	(3.60)	(0.06)	(0.39)	(0.45)	12.32	(22.02)	857	0.95	0.95	0.56	11
Year ended 12/31/21	14.90	0.06	2.31	2.37	(0.17)	(0.73)	(0.90)	16.37	16.05	1,125	0.93	0.93	0.35	23
Class R6
Year ended 12/31/25	15.82	0.10	2.38	2.48	(0.13)	(1.39)	(1.52)	16.78	15.70	7,794	0.88	0.88	0.58	80
Year ended 12/31/24	14.66	0.10	2.41	2.51	(0.37)	(0.98)	(1.35)	15.82	16.83	6,834	0.90	0.90	0.61	46
Year ended 12/31/23	12.33	0.12	2.62	2.74	(0.10)	(0.31)	(0.41)	14.66	22.27	6,204	0.88	0.89	0.89	107
Year ended 12/31/22	16.39	0.09	(3.69)	(3.60)	(0.07)	(0.39)	(0.46)	12.33	(21.99)	5,048	0.88	0.88	0.63	11
Year ended 12/31/21	14.91	0.07	2.32	2.39	(0.18)	(0.73)	(0.91)	16.39	16.17	6,971	0.87	0.87	0.41	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Core Equity Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Global Core Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended December 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”),
9
Invesco Global Core Equity Fund

assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $2,236 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if
10
Invesco Global Core Equity Fund

used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.78%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $23,855.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $14,828 in front-end sales commissions from the sale of Class A shares and $1,935 and $291 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $345 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
11
Invesco Global Core Equity Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$23,998,541	$—	$—	$23,998,541
China	—	22,860,513	—	22,860,513
Denmark	—	1,388,621	—	1,388,621
France	—	27,352,004	—	27,352,004
Germany	—	6,272,476	—	6,272,476
India	—	5,034,941	—	5,034,941
Italy	—	5,374,132	—	5,374,132
Japan	10,830,060	16,104,199	—	26,934,259
Netherlands	—	10,895,884	—	10,895,884
Spain	—	6,211,364	—	6,211,364
Sweden	—	7,532,710	—	7,532,710
Taiwan	—	15,632,007	—	15,632,007
United Kingdom	4,986,232	20,299,496	—	25,285,728
United States	420,078,594	5,059,523	—	425,138,117
Money Market Funds	14,120,172	14,833,991	—	28,954,163
Total Investments	$474,013,599	$164,851,861	$—	$638,865,460
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,104.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
12
Invesco Global Core Equity Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$11,886,134	$38,771,470
Long-term capital gain	41,493,600	6,317,497
Total distributions	$53,379,734	$45,088,967

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$4,055,325
Undistributed long-term capital gain	698,938
Net unrealized appreciation — investments	149,235,418
Net unrealized appreciation — foreign currencies	32,012
Temporary book/tax differences	(129,127)
Shares of beneficial interest	468,481,399
Total net assets	$622,373,965
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $474,082,711 and $524,054,417, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$156,145,675
Aggregate unrealized (depreciation) of investments	(6,910,257)
Net unrealized appreciation of investments	$149,235,418
Cost of investments for tax purposes is $489,630,042.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies and equalization, on December 31, 2025, undistributed net investment income was increased by $4,639,708, undistributed net realized gain (loss) was decreased by $6,071,707 and shares of beneficial interest was increased by $1,431,999. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	485,365	$7,969,929	418,883	$6,650,701
Class C	28,936	435,880	70,210	1,028,752
Class R	73,090	1,229,189	45,693	716,935
Class Y	294,406	4,954,340	370,702	5,858,566
Class R5	9,419	162,036	8,357	138,685
Class R6	78,898	1,357,015	75,918	1,232,176
13
Invesco Global Core Equity Fund

	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,767,354	$44,803,461	2,366,574	$37,888,842
Class C	19,967	292,119	14,739	216,815
Class R	17,771	286,119	9,585	152,978
Class Y	116,835	1,895,066	97,687	1,562,016
Class R5	8,066	133,967	6,335	103,445
Class R6	35,338	587,667	30,446	497,492
Automatic conversion of Class C shares to Class A shares:
Class A	38,011	621,421	41,570	649,170
Class C	(41,517)	(621,421)	(45,371)	(649,170)
Reacquired:
Class A	(3,803,241)	(62,870,727)	(4,349,057)	(69,118,302)
Class C	(41,088)	(614,186)	(29,163)	(419,601)
Class R	(23,879)	(399,405)	(19,790)	(312,207)
Class Y	(441,270)	(7,313,024)	(397,363)	(6,384,339)
Class R5	(4,988)	(82,264)	(10,860)	(182,391)
Class R6	(81,788)	(1,372,324)	(97,538)	(1,608,871)
Net increase (decrease) in share activity	(464,315)	$(8,545,142)	(1,392,443)	$(21,978,308)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Global Core Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Funds Group (Invesco Funds Group) and Shareholders of Invesco Global Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Global Core Equity Fund (one of the funds constituting AIM Funds Group (Invesco Funds Group), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Global Core Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$42,925,600
Qualified Dividend Income*	40.11%
Corporate Dividends Received Deduction*	24.21%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$7,461,085
16
Invesco Global Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Global Core Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
GCE-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Global Small Cap Equity Fund
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
Nasdaq:
A: ESMAX ■ C: ESMCX ■ Y: ESMYX ■ R6: ESMSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Distribution Information
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–100.19%
Australia–2.91%
Breville Group Ltd.	60,268	$1,179,949
Cleanaway Waste Management Ltd.	518,732	894,309
Ventia Services Group Pty. Ltd.	477,157	1,891,985
Worley Ltd.	107,984	901,754
		4,867,997
Austria–1.19%
BAWAG Group AG(a)	13,241	1,994,278
Cayman Islands–0.39%
Bullish(b)(c)	17,024	644,699
Chile–0.80%
Embotelladora Andina S.A., Class B, Preference Shares	285,655	1,338,324
China–1.59%
Full Truck Alliance Co. Ltd., ADR	108,504	1,164,248
Vipshop Holdings Ltd., ADR	84,586	1,496,326
		2,660,574
Denmark–1.28%
ALK-Abello A/S(b)	59,859	2,142,189
Finland–1.13%
Konecranes OYJ	17,189	1,882,289
France–3.29%
Coface S.A.	66,807	1,228,716
Exail Technologies S.A.(b)	14,128	1,347,355
ID Logistics Group SACA(b)	2,700	1,300,802
Planisware S.A.	58,413	1,614,023
		5,490,896
Georgia–1.15%
Lion Finance Group PLC(c)	15,389	1,923,988
Germany–4.00%
CTS Eventim AG & Co. KGaA	20,155	1,845,035
Hypoport SE(b)	8,474	1,265,230
PFISTERER Holding SE(b)	23,654	2,116,066
Scout24 SE(a)	14,575	1,463,912
		6,690,243
Greece–2.31%
Karelia Tobacco Co., Inc. S.A.	9,265	3,868,922
Japan–11.26%
Chiba Bank Ltd. (The)	163,700	1,826,944
Daiei Kankyo Co. Ltd.(c)	66,900	1,660,057
Daifuku Co. Ltd.	48,100	1,513,980
GENDA, Inc.(b)(c)	199,800	892,308
Hitachi Construction Machinery Co. Ltd.	54,500	1,611,004
Japan Elevator Service Holdings Co. Ltd.	128,600	1,425,203
Kobe Bussan Co. Ltd.	47,100	1,133,729
Nippon Gas Co. Ltd.	83,700	1,587,320
Niterra Co. Ltd.	47,000	2,070,739
Shares		Value
Japan–(continued)
OBIC Business Consultants Co. Ltd.	22,700	$1,225,276
SHO-BOND Holdings Co. Ltd.	216,800	1,834,626
Tokyo Tatemono Co. Ltd.	89,500	2,028,949
		18,810,135
Poland–1.88%
Mo-BRUK S.A.(c)	11,099	1,002,102
Warsaw Stock Exchange	117,779	2,131,800
		3,133,902
South Korea–2.71%
LEENO Industrial, Inc.	52,419	2,197,960
Samsung Fire & Marine Insurance Co. Ltd.	6,786	2,337,971
		4,535,931
Spain–1.65%
Laboratorios Farmaceuticos Rovi S.A.	37,088	2,758,583
Sweden–4.92%
Asker Healthcare Group AB(b)	372,491	3,394,882
Bufab AB	171,482	1,864,121
Karnov Group AB(b)	151,395	1,645,024
NCAB Group AB(b)	254,069	1,314,855
		8,218,882
Taiwan–2.30%
Alchip Technologies Ltd.	16,000	1,786,006
Chroma ATE, Inc.	83,000	2,052,877
		3,838,883
Tanzania–1.41%
Helios Towers PLC(b)	1,065,292	2,352,506
United Kingdom–4.65%
Diploma PLC	25,883	1,841,528
Mortgage Advice Bureau Holdings Ltd.	191,444	1,772,814
Savills PLC	76,795	1,028,434
SigmaRoc PLC(b)	1,831,690	3,134,151
		7,776,927
United States–49.37%
ADMA Biologics, Inc.(b)	58,587	1,068,627
Advanced Energy Industries, Inc.	8,645	1,810,004
AeroVironment, Inc.(b)	5,901	1,427,393
Applied Industrial Technologies, Inc.	5,452	1,399,910
ATI, Inc.(b)	17,651	2,025,629
Axsome Therapeutics, Inc.(b)	7,185	1,312,268
Bancorp, Inc. (The)(b)	33,927	2,290,751
BridgeBio Pharma, Inc.(b)(c)	16,133	1,234,013
Carpenter Technology Corp.	3,723	1,172,149
Casella Waste Systems, Inc., Class A(b)	15,789	1,546,375
Cheesecake Factory, Inc. (The)(c)	21,767	1,098,798
Chefs’ Warehouse, Inc. (The)(b)(c)	16,583	1,033,618
Crane Co.	5,694	1,050,144
Dave, Inc.(b)	5,502	1,218,198
DT Midstream, Inc.(b)	16,525	1,977,712
EastGroup Properties, Inc.	5,518	982,977
Encompass Health Corp.	15,009	1,593,055
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

Shares		Value
United States–(continued)
Fermi, Inc.(b)(c)	57,137	$457,096
Flex Ltd.(b)	43,229	2,611,896
Frontdoor, Inc.(b)	26,071	1,504,036
Galaxy Digital, Inc.(b)	25,841	577,805
Gates Industrial Corp. PLC(b)	66,100	1,419,167
Griffon Corp.	8,642	636,483
Guardant Health, Inc.(b)	23,470	2,397,226
Huron Consulting Group, Inc.(b)	9,622	1,663,740
ICON PLC(b)	6,503	1,184,977
IES Holdings, Inc.(b)(c)	3,231	1,256,924
Impinj, Inc.(b)(c)	10,418	1,812,836
Inspire Medical Systems, Inc.(b)(c)	10,753	991,749
ITT, Inc.	8,287	1,437,877
Karman Holdings, Inc.(b)(c)	20,010	1,464,132
Kontoor Brands, Inc.	15,895	971,026
M/I Homes, Inc.(b)	7,792	996,986
MACOM Technology Solutions Holdings, Inc.(b)	15,073	2,581,703
Miami International Holdings, Inc.(b)	28,709	1,274,105
MKS, Inc.	11,092	1,772,502
MP Materials Corp.(b)(c)	24,270	1,226,120
Newmark Group, Inc., Class A	69,737	1,209,240
Ollie’s Bargain Outlet Holdings, Inc.(b)	10,725	1,175,567
Patrick Industries, Inc.	8,608	933,365
PennyMac Financial Services, Inc.	10,378	1,368,236
Perimeter Solutions, Inc.(b)	47,433	1,305,831
Piper Sandler Cos.	7,482	2,541,710
Prestige Consumer Healthcare, Inc.(b)	11,832	729,916
Rambus, Inc.(b)	9,977	916,787
Repligen Corp.(b)	7,753	1,270,407
Sanmina Corp.(b)	14,706	2,206,929
Silicon Laboratories, Inc.(b)	12,058	1,575,981
Skyward Specialty Insurance Group, Inc.(b)	26,092	1,333,562
SPX Technologies, Inc.(b)	7,565	1,513,454
Shares		Value
United States–(continued)
StepStone Group, Inc., Class A	16,395	$1,052,067
Stifel Financial Corp.	14,436	1,807,676
Viavi Solutions, Inc.(b)	76,462	1,362,553
Virtu Financial, Inc., Class A	36,617	1,220,078
VSE Corp.	7,257	1,253,792
WD-40 Co.	4,039	795,279
WESCO International, Inc.	5,619	1,374,632
Western Alliance Bancorporation	19,364	1,627,932
XPO, Inc.(b)(c)	10,619	1,443,228
		82,498,229
Total Common Stocks & Other Equity Interests (Cost $154,891,855)		167,428,377
Money Market Funds–0.00%
Invesco Treasury Portfolio, Institutional Class, 3.64%(d)(e) (Cost $106)	106	106
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.19% (Cost $154,891,961)		167,428,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.02%
Invesco Private Government Fund, 3.74%(d)(e)(f)	1,924,709	1,924,709
Invesco Private Prime Fund, 3.88%(d)(e)(f)	9,805,460	9,808,402
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,733,111)		11,733,111
TOTAL INVESTMENTS IN SECURITIES—107.21% (Cost $166,625,072)		179,161,594
OTHER ASSETS LESS LIABILITIES–(7.21)%		(12,048,591)
NET ASSETS–100.00%		$167,113,003
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2025 was $3,458,190, which represented 2.07% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,277,830	$36,756,313	$(38,034,143)	$-	$-	$-	$108,013
Invesco Treasury Portfolio, Institutional Class	2,843,781	68,261,724	(71,105,399)	-	-	106	201,684
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	507,995	23,904,252	(22,487,538)	-	-	1,924,709	60,997*
Invesco Private Prime Fund	1,321,451	54,249,336	(45,762,568)	33	150	9,808,402	164,804*
Total	$5,951,057	$183,171,625	$(177,389,648)	$33	$150	$11,733,217	$535,498

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $154,891,855)*	$167,428,377
Investments in affiliated money market funds, at value (Cost $11,733,217)	11,733,217
Cash collateral from securities on loan	214,688
Foreign currencies, at value (Cost $1,842,209)	1,838,777
Receivable for:
Fund shares sold	151,433
Dividends	517,556
Investment for trustee deferred compensation and retirement plans	72,789
Other assets	97,507
Total assets	182,054,344
Liabilities:
Payable for:
Fund shares reacquired	780,475
Amount due custodian	141,808
Collateral upon return of securities loaned	11,947,799
Accrued fees to affiliates	68,251
Accrued other operating expenses	33,418
IRS closing agreement fees for foreign withholding tax claims	1,893,711
Trustee deferred compensation and retirement plans	75,879
Total liabilities	14,941,341
Net assets applicable to shares outstanding	$167,113,003
Net assets consist of:
Shares of beneficial interest	$148,967,243
Distributable earnings	18,145,760
$167,113,003
Net Assets:
Class A	$97,535,502
Class C	$1,471,127
Class Y	$60,363,362
Class R6	$7,743,012
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,775,571
Class C	132,316
Class Y	4,780,209
Class R6	613,195
Class A:
Net asset value per share	$12.54
Maximum offering price per share (Net asset value of $12.54 ÷ 94.50%)	$13.27
Class C:
Net asset value and offering price per share	$11.12
Class Y:
Net asset value and offering price per share	$12.63
Class R6:
Net asset value and offering price per share	$12.63

*	At December 31, 2025, securities with an aggregate value of $11,277,110 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Interest	$943,731
Dividends (net of foreign withholding taxes of $464,867)	5,444,476
Dividends from affiliated money market funds (includes net securities lending income of $26,724)	336,421
Foreign withholding tax claims	1,649,496
Less: IRS closing agreement fees for foreign withholding tax claims	(1,211,711)
Total investment income	7,162,413
Expenses:
Advisory fees	1,584,048
Administrative services fees	24,936
Custodian fees	26,910
Distribution fees:
Class A	238,638
Class C	14,261
Transfer agent fees — A, C and Y	207,346
Transfer agent fees — R6	2,748
Trustees’ and officers’ fees and benefits	22,958
Registration and filing fees	62,897
Reports to shareholders	53,555
Professional services fees	151,752
Other	14,749
Total expenses	2,404,798
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(173,779)
Net expenses	2,231,019
Net investment income	4,931,394
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $1,047,110)	46,819,366
Affiliated investment securities	150
Foreign currencies	885,731
47,705,247
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(19,605,209)
Affiliated investment securities	33
Foreign currencies	31,131
(19,574,045)
Net realized and unrealized gain	28,131,202
Net increase in net assets resulting from operations	$33,062,596
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$4,931,394	$5,749,988
Net realized gain	47,705,247	12,140,149
Change in net unrealized appreciation (depreciation)	(19,574,045)	(12,826,938)
Net increase in net assets resulting from operations	33,062,596	5,063,199
Distributions to shareholders from distributable earnings:
Class A	(25,906,948)	(7,477,031)
Class C	(419,925)	(129,848)
Class Y	(16,680,827)	(7,081,372)
Class R6	(2,041,881)	(775,862)
Total distributions from distributable earnings	(45,049,581)	(15,464,113)
Share transactions–net:
Class A	25,006,338	(9,763,225)
Class C	275,164	(266,907)
Class Y	(11,132,487)	(640,594)
Class R6	(74,230)	571,830
Net increase (decrease) in net assets resulting from share transactions	14,074,785	(10,098,896)
Net increase (decrease) in net assets	2,087,800	(20,499,810)
Net assets:
Beginning of year	165,025,203	185,525,013
End of year	$167,113,003	$165,025,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$13.92	$0.43	$2.59	$3.02	$(0.57)	$(3.83)	$(4.40)	$12.54	22.00%	$97,536	1.38%	1.48%	2.70%	147%
Year ended 12/31/24	14.91	0.47	(0.07)	0.40	(0.74)	(0.65)	(1.39)	13.92	2.50	80,953	1.48	1.48	3.03	14
Year ended 12/31/23	13.69	0.85 (d)	1.11	1.96	(0.65)	(0.09)	(0.74)	14.91	14.44	95,566	1.44	1.45	5.94 (d)	24
Year ended 12/31/22	18.25	0.46 (d)	(3.48)	(3.02)	(0.36)	(1.18)	(1.54)	13.69	(16.25)	94,975	1.48	1.49	3.06 (d)	5
Year ended 12/31/21	15.18	0.21	3.46	3.67	(0.53)	(0.07)	(0.60)	18.25	24.27	123,121	1.33	1.33	1.22	10
Class C
Year ended 12/31/25	12.76	0.28	2.37	2.65	(0.46)	(3.83)	(4.29)	11.12	21.12	1,471	2.14	2.23	1.94	147
Year ended 12/31/24	13.77	0.33	(0.07)	0.26	(0.62)	(0.65)	(1.27)	12.76	1.72	1,363	2.23	2.23	2.28	14
Year ended 12/31/23	12.66	0.69 (d)	1.02	1.71	(0.51)	(0.09)	(0.60)	13.77	13.64	1,726	2.19	2.20	5.19 (d)	24
Year ended 12/31/22	17.04	0.33 (d)	(3.27)	(2.94)	(0.26)	(1.18)	(1.44)	12.66	(16.94)	2,568	2.23	2.24	2.31 (d)	5
Year ended 12/31/21	14.01	0.08	3.19	3.27	(0.17)	(0.07)	(0.24)	17.04	23.35	4,215	2.08	2.08	0.47	10
Class Y
Year ended 12/31/25	13.98	0.47	2.62	3.09	(0.61)	(3.83)	(4.44)	12.63	22.43	60,363	1.14	1.23	2.94	147
Year ended 12/31/24	14.98	0.51	(0.08)	0.43	(0.78)	(0.65)	(1.43)	13.98	2.70	74,610	1.23	1.23	3.28	14
Year ended 12/31/23	13.75	0.89 (d)	1.12	2.01	(0.69)	(0.09)	(0.78)	14.98	14.75	80,153	1.19	1.20	6.19 (d)	24
Year ended 12/31/22	18.33	0.51 (d)	(3.51)	(3.00)	(0.40)	(1.18)	(1.58)	13.75	(16.06)	75,529	1.23	1.24	3.31 (d)	5
Year ended 12/31/21	15.27	0.26	3.48	3.74	(0.61)	(0.07)	(0.68)	18.33	24.62	132,546	1.08	1.08	1.47	10
Class R6
Year ended 12/31/25	13.98	0.48	2.62	3.10	(0.62)	(3.83)	(4.45)	12.63	22.51	7,743	1.08	1.14	3.00	147
Year ended 12/31/24	14.98	0.53	(0.08)	0.45	(0.80)	(0.65)	(1.45)	13.98	2.82	8,099	1.12	1.12	3.39	14
Year ended 12/31/23	13.75	0.91 (d)	1.11	2.02	(0.70)	(0.09)	(0.79)	14.98	14.86	8,080	1.09	1.10	6.29 (d)	24
Year ended 12/31/22	18.33	0.52 (d)	(3.50)	(2.98)	(0.42)	(1.18)	(1.60)	13.75	(15.95)	8,787	1.11	1.12	3.43 (d)	5
Year ended 12/31/21	15.28	0.27	3.48	3.75	(0.63)	(0.07)	(0.70)	18.33	24.72	12,353	1.00	1.00	1.55	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.64%, $0.22 and 1.89%, $0.42 and
2.89% and $0.44 and 2.99% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.35 and 2.33%, $0.22 and 1.58%, $0.40 and 2.58% and $0.41 and 2.70% for Class A, Class C, Class Y and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Small Cap Equity Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Global Small Cap Equity Fund, formerly Invesco EQV European Small Company Fund,  (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Small Cap Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended December 31, 2025, the Fund received refunds in excess of the foreign tax paid during the year and has recorded the estimated liability as a reduction to income which is reflected as IRS closing agreement fees for foreign withholding tax claims on the Statement of Operations.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”),

Invesco Global Small Cap Equity Fund

assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $1,172 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the

Invesco Global Small Cap Equity Fund

Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective August 22, 2025, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.850%
Next $250 million	0.825%
Next $500 million	0.785%
Over $1 billion	0.760%
Prior to August 22, 2025, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.90%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective August 22, 2025, the Adviser has agreed, through August 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to August 22, 2025, the Adviser had agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. Effective September 1, 2026, the Adviser has agreed, through August 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.88%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $10,652 and reimbursed class level expenses of $90,982, $1,332, $64,063 and $2,748 of Class A, Class C, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

Invesco Global Small Cap Equity Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $12,345 in front-end sales commissions from the sale of Class A shares and $23 and $62 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $2,098 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,867,997	$—	$4,867,997
Austria	—	1,994,278	—	1,994,278
Cayman Islands	644,699	—	—	644,699
Chile	—	1,338,324	—	1,338,324
China	2,660,574	—	—	2,660,574
Denmark	—	2,142,189	—	2,142,189
Finland	—	1,882,289	—	1,882,289
France	—	5,490,896	—	5,490,896
Georgia	—	1,923,988	—	1,923,988
Germany	—	6,690,243	—	6,690,243
Greece	—	3,868,922	—	3,868,922
Japan	—	18,810,135	—	18,810,135
Poland	—	3,133,902	—	3,133,902
South Korea	—	4,535,931	—	4,535,931
Spain	—	2,758,583	—	2,758,583
Sweden	—	8,218,882	—	8,218,882
Taiwan	—	3,838,883	—	3,838,883
Tanzania	—	2,352,506	—	2,352,506
United Kingdom	—	7,776,927	—	7,776,927
United States	82,498,229	—	—	82,498,229
Money Market Funds	106	11,733,111	—	11,733,217
Total Investments	$85,803,608	$93,357,986	$—	$179,161,594
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common

Invesco Global Small Cap Equity Fund

officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities sales of $1,370,094, which resulted in net realized gains of $1,047,110.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,002.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$5,936,218	$8,398,655
Long-term capital gain	39,113,363	7,065,458
Total distributions	$45,049,581	$15,464,113

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$1,901,178
Undistributed long-term capital gain	6,242,627
Net unrealized appreciation — investments	10,022,719
Net unrealized appreciation — foreign currencies	22,067
Temporary book/tax differences	(42,831)
Shares of beneficial interest	148,967,243
Total net assets	$167,113,003
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $246,130,137 and $264,535,079, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$19,056,567
Aggregate unrealized (depreciation) of investments	(9,033,848)
Net unrealized appreciation of investments	$10,022,719
Cost of investments for tax purposes is $169,138,875.

Invesco Global Small Cap Equity Fund

NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies and foreign currency transactions, on December 31, 2025, undistributed net investment income was increased by $2,568,197 and undistributed net realized gain was decreased by $2,568,197. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,317,376	$21,573,697	233,773	$3,651,117
Class C	50,082	760,537	15,047	212,601
Class Y	873,323	13,611,464	706,738	11,120,418
Class R6	144,651	2,322,833	132,353	2,070,190
Issued as reinvestment of dividends:
Class A	1,878,350	23,310,124	481,320	6,820,304
Class C	35,860	394,453	8,826	114,740
Class Y	1,028,435	12,845,157	395,508	5,632,029
Class R6	154,923	1,934,993	50,953	725,577
Automatic conversion of Class C shares to Class A shares:
Class A	19,954	307,995	12,174	187,049
Class C	(21,864)	(307,995)	(13,229)	(187,049)
Reacquired:
Class A	(1,257,687)	(20,185,478)	(1,319,496)	(20,421,695)
Class C	(38,632)	(571,831)	(29,143)	(407,199)
Class Y	(2,457,358)	(37,589,108)	(1,117,433)	(17,393,041)
Class R6	(265,583)	(4,332,056)	(143,536)	(2,223,937)
Net increase (decrease) in share activity	1,461,830	$14,074,785	(586,145)	$(10,098,896)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Global Small Cap Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Funds Group (Invesco Funds Group) and Shareholders of Invesco Global Small Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Global Small Cap Equity Fund (one of the funds constituting AIM Funds Group (Invesco Funds Group), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Global Small Cap Equity Fund

Distribution Information
Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2025.  Subsequently, certain of these estimates have been corrected.  Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/18/2025	Class A	$0.5594	$3.8310	$0.0060	$4.3964
12/18/2025	Class C	$0.4508	$3.8310	$0.0060	$4.2878
12/18/2025	Class Y	$0.5996	$3.8310	$0.0060	$4.4366
12/18/2025	Class R6	$0.6098	$3.8310	$0.0060	$4.4468
Please note that the information in the preceding chart is for financial accounting purposes only.  Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment.  Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. This Notice is sent to comply with certain US Securities and Exchange Commission requirements.

Invesco Global Small Cap Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$39,113,363
Qualified Dividend Income*	77.56%
Corporate Dividends Received Deduction*	2.82%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Global Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Global Small Cap Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
ESC-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco International Small Company Fund
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Nasdaq:
A: IEGAX ■ C: IEGCX ■ Y: IEGYX ■ R5: IEGIX ■ R6: IEGFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.34%
Australia–3.66%
Breville Group Ltd.	223,233	$4,370,537
Cleanaway Waste Management Ltd.	2,865,799	4,940,726
Ventia Services Group Pty. Ltd.	2,160,123	8,565,150
Worley Ltd.(a)	777,852	6,495,692
		24,372,105
Austria–3.70%
BAWAG Group AG(b)	88,866	13,384,453
DO & Co. AG	46,567	11,316,405
		24,700,858
Brazil–2.18%
Arcos Dorados Holdings, Inc., Class A(a)	569,768	4,182,097
TOTVS S.A.	1,353,500	10,343,873
		14,525,970
Canada–1.53%
Information Services Corp.	301,900	10,227,933
China–6.09%
Airtac International Group	282,000	8,311,139
Full Truck Alliance Co. Ltd., ADR	760,524	8,160,423
Sunresin New Materials Co. Ltd., A Shares	765,133	6,758,098
Tongcheng Travel Holdings Ltd.(b)	2,962,400	8,551,227
Vipshop Holdings Ltd., ADR	496,841	8,789,117
		40,570,004
Denmark–1.63%
ALK-Abello A/S(c)	304,543	10,898,759
Finland–3.68%
Framery Group Oyj(c)	864,826	8,486,468
Konecranes OYJ	146,287	16,019,222
		24,505,690
France–5.90%
Coface S.A.	510,964	9,397,661
Exail Technologies S.A.(c)	89,680	8,552,577
ID Logistics Group SACA(c)	21,351	10,286,451
Planisware S.A.(a)	401,432	11,092,065
		39,328,754
Georgia–2.15%
Lion Finance Group PLC	114,410	14,303,945
Germany–7.98%
CTS Eventim AG & Co. KGaA	170,092	15,570,612
flatexDEGIRO AG	364,422	15,612,540
Hypoport SE(c)	53,395	7,972,266
PFISTERER Holding SE(c)	54,836	4,905,581
Scout24 SE(b)	91,140	9,154,094
		53,215,093
India–5.23%
Castrol India Ltd.	3,453,603	7,405,860
Emami Ltd.	791,389	4,660,346
EPL Ltd.	3,182,339	7,622,245
Shares		Value
India–(continued)
KEC International Ltd.	567,634	$4,654,537
Shriram Finance Ltd.	945,812	10,496,281
		34,839,269
Indonesia–1.98%
PT Kalbe Farma Tbk	73,599,100	5,309,855
PT Mitra Keluarga Karyasehat Tbk(b)	55,129,800	7,862,975
		13,172,830
Japan–19.02%
Chiba Bank Ltd. (The)	1,010,900	11,281,965
Daiei Kankyo Co. Ltd.(a)	356,800	8,853,635
Daifuku Co. Ltd.	278,100	8,753,387
GENDA, Inc.(a)(c)	822,700	3,674,183
Hitachi Construction Machinery Co. Ltd.	322,700	9,538,915
Japan Elevator Service Holdings Co. Ltd.	681,800	7,556,014
Kobe Bussan Co. Ltd.	570,400	13,729,919
Nippon Gas Co. Ltd.	391,400	7,422,665
Niterra Co. Ltd.	256,000	11,278,919
OBIC Business Consultants Co. Ltd.	104,100	5,618,997
SHO-BOND Holdings Co. Ltd.	1,123,200	9,504,854
Tokyo Ohka Kogyo Co. Ltd.	269,200	9,978,130
Tokyo Tatemono Co. Ltd.	564,200	12,790,310
Zuken, Inc.(a)	217,000	6,779,314
		126,761,207
Malaysia–1.43%
Heineken Malaysia Bhd.	1,681,300	9,511,472
Mexico–1.89%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	7,219,170
Genomma Lab Internacional S.A.B de C.V., Class B	5,425,100	5,389,701
		12,608,871
Netherlands–2.08%
SBM Offshore N.V.	481,147	13,843,596
Poland–0.57%
Diagnostyka S.A.	77,120	3,667,251
Mo-BRUK S.A.	1,804	162,879
		3,830,130
South Africa–0.67%
Karooooo Ltd.	98,180	4,467,190
South Korea–4.87%
LEENO Industrial, Inc.	282,690	11,853,359
Samsung Fire & Marine Insurance Co. Ltd.	59,848	20,619,347
		32,472,706
Sweden–7.59%
Asker Healthcare Group AB(a)(c)	1,542,205	14,055,655
Asmodee Group AB(c)	789,736	9,059,199
Bufab AB(a)	1,060,652	11,529,976
Karnov Group AB(c)	715,048	7,769,549
NCAB Group AB(a)(c)	1,586,129	8,208,515
		50,622,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Small Company Fund

Shares		Value
Taiwan–4.13%
Alchip Technologies Ltd.	54,000	$6,027,771
ASPEED Technology, Inc.	40,000	9,202,807
Chroma ATE, Inc.	497,000	12,292,526
		27,523,104
Tanzania–2.38%
Helios Towers PLC(c)	7,192,040	15,882,328
United Kingdom–7.00%
4imprint Group PLC	176,206	9,069,257
Diploma PLC	139,437	9,920,685
Mortgage Advice Bureau Holdings Ltd.	526,801	4,878,293
Savills PLC	390,570	5,230,491
SigmaRoc PLC(c)	10,258,269	17,552,625
		46,651,351
Total Common Stocks & Other Equity Interests (Cost $549,848,657)		648,836,059
Money Market Funds–2.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e)	5,837,331	5,837,331
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.64%(d)(e)	10,840,757	$10,840,757
Total Money Market Funds (Cost $16,678,088)		16,678,088
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.84% (Cost $566,526,745)		665,514,147
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.24%
Invesco Private Government Fund, 3.74%(d)(e)(f)	6,004,711	6,004,711
Invesco Private Prime Fund, 3.88%(d)(e)(f)	15,598,262	15,602,941
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,607,652)		21,607,652
TOTAL INVESTMENTS IN SECURITIES—103.08% (Cost $588,134,397)		687,121,799
OTHER ASSETS LESS LIABILITIES–(3.08)%		(20,538,008)
NET ASSETS–100.00%		$666,583,791
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at December 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2025 was $38,952,749, which represented 5.84% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,386,780	$83,210,475	$(88,759,924)	$-	$-	$5,837,331	$344,176
Invesco Treasury Portfolio, Institutional Class	21,317,139	154,533,740	(165,010,122)	-	-	10,840,757	638,868
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,014,166	52,746,217	(48,755,672)	-	-	6,004,711	179,391*
Invesco Private Prime Fund	5,247,901	108,305,475	(97,951,172)	-	737	15,602,941	481,357*
Total	$39,965,986	$398,795,907	$(400,476,890)	$-	$737	$38,285,740	$1,643,792

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Small Company Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $549,848,657)*	$648,836,059
Investments in affiliated money market funds, at value (Cost $38,285,740)	38,285,740
Foreign currencies, at value (Cost $69,961)	69,480
Receivable for:
Fund shares sold	469,375
Dividends	1,543,795
Investment for trustee deferred compensation and retirement plans	115,720
Other assets	57,132
Total assets	689,377,301
Liabilities:
Payable for:
Fund shares reacquired	593,026
Amount due custodian	28,677
Accrued foreign taxes	125,718
Collateral upon return of securities loaned	21,607,652
Accrued fees to affiliates	243,001
Accrued other operating expenses	76,214
Trustee deferred compensation and retirement plans	119,222
Total liabilities	22,793,510
Net assets applicable to shares outstanding	$666,583,791
Net assets consist of:
Shares of beneficial interest	$565,728,606
Distributable earnings	100,855,185
$666,583,791
Net Assets:
Class A	$157,135,339
Class C	$2,660,880
Class Y	$225,906,272
Class R5	$22,712,394
Class R6	$258,168,906
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,426,801
Class C	134,778
Class Y	10,658,297
Class R5	1,085,584
Class R6	12,351,282
Class A:
Net asset value per share	$21.16
Maximum offering price per share (Net asset value of $21.16 ÷ 94.50%)	$22.39
Class C:
Net asset value and offering price per share	$19.74
Class Y:
Net asset value and offering price per share	$21.20
Class R5:
Net asset value and offering price per share	$20.92
Class R6:
Net asset value and offering price per share	$20.90

*	At December 31, 2025, securities with an aggregate value of $19,376,028 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Small Company Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Interest	$222,251
Dividends (net of foreign withholding taxes of $1,315,561)	14,376,941
Dividends from affiliated money market funds (includes net securities lending income of $51,809)	1,034,853
Foreign withholding tax claims	576,563
Total investment income	16,210,608
Expenses:
Advisory fees	5,491,774
Administrative services fees	84,576
Custodian fees	56,150
Distribution fees:
Class A	378,605
Class C	26,446
Transfer agent fees — A, C and Y	841,944
Transfer agent fees — R5	20,965
Transfer agent fees — R6	73,284
Trustees’ and officers’ fees and benefits	25,886
Registration and filing fees	92,061
Reports to shareholders	135,089
Professional services fees	128,665
Other	21,324
Total expenses	7,376,769
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(30,420)
Net expenses	7,346,349
Net investment income	8,864,259
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $129,479)	76,946,433
Affiliated investment securities	737
Foreign currencies	136,119
77,083,289
Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $24,297)	46,198,022
Foreign currencies	42,600
46,240,622
Net realized and unrealized gain	123,323,911
Net increase in net assets resulting from operations	$132,188,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Small Company Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$8,864,259	$8,176,374
Net realized gain	77,083,289	10,568,986
Change in net unrealized appreciation (depreciation)	46,240,622	(30,282,383)
Net increase (decrease) in net assets resulting from operations	132,188,170	(11,537,023)
Distributions to shareholders from distributable earnings:
Class A	(19,479,791)	(4,283,439)
Class C	(331,548)	(60,642)
Class Y	(28,396,178)	(3,806,174)
Class R5	(2,878,713)	(629,242)
Class R6	(33,282,806)	(8,042,884)
Total distributions from distributable earnings	(84,369,036)	(16,822,381)
Share transactions–net:
Class A	4,620,217	(5,100,546)
Class C	(13,681)	(393,155)
Class Y	102,078,212	35,216,889
Class R5	3,713,865	(2,214,714)
Class R6	14,093,223	29,525,391
Net increase in net assets resulting from share transactions	124,491,836	57,033,865
Net increase in net assets	172,310,970	28,674,461
Net assets:
Beginning of year	494,272,821	465,598,360
End of year	$666,583,791	$494,272,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Small Company Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$19.21	$0.26	$4.65	$4.91	$(0.25)	$(2.71)	$(2.96)	$21.16	25.83%	$157,135	1.51%	1.51%	1.19%	80%
Year ended 12/31/24	20.34	0.28	(0.80)	(0.52)	(0.26)	(0.35)	(0.61)	19.21	(2.62)	137,986	1.60	1.69	1.36	23
Year ended 12/31/23	18.24	0.55 (d)	2.01	2.56	(0.44)	(0.02)	(0.46)	20.34	14.12	151,012	1.71	1.72	2.90 (d)	11
Year ended 12/31/22	21.18	0.48 (d)	(2.88)	(2.40)	(0.35)	(0.19)	(0.54)	18.24	(11.27)	131,971	1.49	1.50	2.55 (d)	10
Year ended 12/31/21	18.67	0.26	3.14	3.40	(0.38)	(0.51)	(0.89)	21.18	18.38	150,947	1.47	1.47	1.21	6
Class C
Year ended 12/31/25	18.08	0.09	4.36	4.45	(0.08)	(2.71)	(2.79)	19.74	24.90	2,661	2.26	2.26	0.44	80
Year ended 12/31/24	19.16	0.12	(0.74)	(0.62)	(0.11)	(0.35)	(0.46)	18.08	(3.34)	2,426	2.35	2.44	0.61	23
Year ended 12/31/23	17.22	0.38 (d)	1.88	2.26	(0.30)	(0.02)	(0.32)	19.16	13.21	2,961	2.46	2.47	2.15 (d)	11
Year ended 12/31/22	20.02	0.32 (d)	(2.72)	(2.40)	(0.21)	(0.19)	(0.40)	17.22	(11.94)	2,713	2.24	2.25	1.80 (d)	10
Year ended 12/31/21	17.69	0.09	2.98	3.07	(0.23)	(0.51)	(0.74)	20.02	17.51	3,472	2.22	2.22	0.46	6
Class Y
Year ended 12/31/25	19.23	0.32	4.66	4.98	(0.30)	(2.71)	(3.01)	21.20	26.22	225,906	1.26	1.26	1.44	80
Year ended 12/31/24	20.36	0.33	(0.79)	(0.46)	(0.32)	(0.35)	(0.67)	19.23	(2.37)	114,957	1.35	1.44	1.61	23
Year ended 12/31/23	18.26	0.60 (d)	2.00	2.60	(0.48)	(0.02)	(0.50)	20.36	14.38	86,064	1.46	1.47	3.15 (d)	11
Year ended 12/31/22	21.21	0.52 (d)	(2.88)	(2.36)	(0.40)	(0.19)	(0.59)	18.26	(11.08)	65,634	1.24	1.25	2.80 (d)	10
Year ended 12/31/21	18.69	0.31	3.16	3.47	(0.44)	(0.51)	(0.95)	21.21	18.70	37,629	1.22	1.22	1.46	6
Class R5
Year ended 12/31/25	19.02	0.35	4.60	4.95	(0.34)	(2.71)	(3.05)	20.92	26.31	22,712	1.11	1.11	1.59	80
Year ended 12/31/24	20.14	0.37	(0.78)	(0.41)	(0.36)	(0.35)	(0.71)	19.02	(2.13)	17,247	1.14	1.15	1.82	23
Year ended 12/31/23	18.06	0.66 (d)	1.98	2.64	(0.54)	(0.02)	(0.56)	20.14	14.77	20,442	1.14	1.15	3.47 (d)	11
Year ended 12/31/22	20.99	0.54 (d)	(2.86)	(2.32)	(0.42)	(0.19)	(0.61)	18.06	(11.00)	19,913	1.12	1.13	2.92 (d)	10
Year ended 12/31/21	18.51	0.32	3.13	3.45	(0.46)	(0.51)	(0.97)	20.99	18.78	11,009	1.13	1.13	1.55	6
Class R6
Year ended 12/31/25	19.00	0.37	4.59	4.96	(0.35)	(2.71)	(3.06)	20.90	26.42	258,169	1.04	1.04	1.66	80
Year ended 12/31/24	20.13	0.38	(0.79)	(0.41)	(0.37)	(0.35)	(0.72)	19.00	(2.12)	221,658	1.07	1.08	1.89	23
Year ended 12/31/23	18.05	0.67 (d)	1.99	2.66	(0.56)	(0.02)	(0.58)	20.13	14.85	205,121	1.07	1.08	3.54 (d)	11
Year ended 12/31/22	20.97	0.56 (d)	(2.86)	(2.30)	(0.43)	(0.19)	(0.62)	18.05	(10.91)	150,958	1.05	1.06	2.99 (d)	10
Year ended 12/31/21	18.49	0.34	3.12	3.46	(0.47)	(0.51)	(0.98)	20.97	18.88	132,901	1.06	1.06	1.62	6

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.31 and 1.65%, $0.14 and 0.90%, $0.36 and
1.90%, $0.42 and 2.22% and $0.43 and 2.29% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.03%, $0.22 and 1.28%, $0.42 and 2.28%, $0.44 and 2.40% and $0.46 and 2.47%
for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco International Small Company Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco International Small Company Fund, formerly Invesco EQV International Small Company Fund,  (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco International Small Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended December 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”),
9
Invesco International Small Company Fund

assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S.
10
Invesco International Small Company Fund

dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.92%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.55%, 2.30%, 1.30%, 1.30% and 1.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective May 1, 2026, the Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.59%, 2.34%, 1.34%, 1.05% and 0.98%, respectively, of the Fund’s average daily net assets.In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $26,556.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
11
Invesco International Small Company Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $12,602 in front-end sales commissions from the sale of Class A shares and $2,235 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $476 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$24,372,105	$—	$24,372,105
Austria	—	24,700,858	—	24,700,858
Brazil	4,182,097	10,343,873	—	14,525,970
Canada	10,227,933	—	—	10,227,933
China	16,949,540	23,620,464	—	40,570,004
Denmark	—	10,898,759	—	10,898,759
Finland	8,486,468	16,019,222	—	24,505,690
France	—	39,328,754	—	39,328,754
Georgia	—	14,303,945	—	14,303,945
Germany	—	53,215,093	—	53,215,093
India	—	34,839,269	—	34,839,269
Indonesia	—	13,172,830	—	13,172,830
Japan	—	126,761,207	—	126,761,207
Malaysia	—	9,511,472	—	9,511,472
Mexico	12,608,871	—	—	12,608,871
Netherlands	—	13,843,596	—	13,843,596
Poland	—	3,830,130	—	3,830,130
South Africa	4,467,190	—	—	4,467,190
South Korea	—	32,472,706	—	32,472,706
Sweden	—	50,622,894	—	50,622,894
Taiwan	—	27,523,104	—	27,523,104
Tanzania	—	15,882,328	—	15,882,328
United Kingdom	—	46,651,351	—	46,651,351
Money Market Funds	16,678,088	21,607,652	—	38,285,740
Total Investments	$73,600,187	$613,521,612	$—	$687,121,799
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities sales of $2,115,833, which resulted in net realized gains of $129,479.
12
Invesco International Small Company Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,864.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$8,897,295	$8,055,502
Long-term capital gain	75,471,741	8,766,879
Total distributions	$84,369,036	$16,822,381

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$2,470,235
Net unrealized appreciation — investments	98,438,924
Net unrealized appreciation — foreign currencies	9,597
Temporary book/tax differences	(63,571)
Shares of beneficial interest	565,728,606
Total net assets	$666,583,791
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $524,103,581 and $459,638,914, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$125,886,225
Aggregate unrealized (depreciation) of investments	(27,447,301)
Net unrealized appreciation of investments	$98,438,924
Cost of investments for tax purposes is $588,682,875.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, foreign currency transactions and distributions, on December 31, 2025, undistributed net investment income was increased by $1,164,424 and undistributed net realized gain was decreased by $1,164,424. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
13
Invesco International Small Company Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	883,610	$19,691,143	755,203	$15,447,423
Class C	41,889	866,936	20,208	387,258
Class Y	6,528,802	144,548,468	4,347,762	89,047,164
Class R5	239,023	5,160,438	104,516	2,130,691
Class R6	2,473,484	54,077,689	3,653,326	74,131,677
Issued as reinvestment of dividends:
Class A	850,813	17,637,349	197,535	3,875,644
Class C	15,797	305,663	2,876	53,142
Class Y	1,189,089	24,685,491	160,422	3,152,287
Class R5	140,493	2,878,713	32,402	629,242
Class R6	1,548,441	31,696,593	394,303	7,649,487
Automatic conversion of Class C shares to Class A shares:
Class A	37,795	834,913	18,459	378,236
Class C	(40,290)	(834,913)	(19,661)	(378,236)
Reacquired:
Class A	(1,529,508)	(33,543,188)	(1,213,267)	(24,801,849)
Class C	(16,780)	(351,367)	(23,754)	(455,319)
Class Y	(3,036,200)	(67,155,747)	(2,757,812)	(56,982,562)
Class R5	(200,879)	(4,325,286)	(244,786)	(4,974,647)
Class R6	(3,337,436)	(71,681,059)	(2,572,892)	(52,255,773)
Net increase in share activity	5,788,143	$124,491,836	2,854,840	$57,033,865

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco International Small Company Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Funds Group (Invesco Funds Group) and Shareholders of Invesco International Small Company Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco International Small Company Fund (one of the funds constituting AIM Funds Group (Invesco Funds Group), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco International Small Company Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$75,471,741
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Foreign Taxes	$0.0134	per share
Foreign Source Income	$0.5735	per share
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco International Small Company Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco International Small Company Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
ISC-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ■ C: SMECX ■ R: SMERX ■ Y: SMEYX ■ R5: SMEIX ■ R6: SMEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.47%
Aerospace & Defense–5.81%
AeroVironment, Inc.(b)	59,109	$14,297,876
ATI, Inc.(b)	175,170	20,102,509
Carpenter Technology Corp.	36,524	11,499,216
Karman Holdings, Inc.(b)(c)	200,122	14,642,927
		60,542,528
Apparel Retail–1.55%
Abercrombie & Fitch Co., Class A(b)	128,160	16,131,499
Apparel, Accessories & Luxury Goods–0.89%
Kontoor Brands, Inc.	150,971	9,222,818
Application Software–0.93%
AppFolio, Inc., Class A(b)	41,646	9,688,942
Asset Management & Custody Banks–1.69%
Galaxy Digital, Inc.(b)	277,273	6,199,824
StepStone Group, Inc., Class A	176,973	11,356,358
		17,556,182
Automotive Parts & Equipment–1.13%
Patrick Industries, Inc.	108,728	11,789,377
Biotechnology–4.46%
ADMA Biologics, Inc.(b)	559,958	10,213,634
Ascendis Pharma A/S, ADR (Denmark)(b)	56,570	12,062,987
BridgeBio Pharma, Inc.(b)(c)	172,981	13,231,316
Halozyme Therapeutics, Inc.(b)	163,546	11,006,646
		46,514,583
Broadline Retail–0.95%
Ollie’s Bargain Outlet Holdings, Inc.(b)	90,464	9,915,759
Building Products–0.53%
Griffon Corp.	74,835	5,511,598
Cargo Ground Transportation–1.53%
XPO, Inc.(b)(c)	117,456	15,963,445
Coal & Consumable Fuels–0.61%
NexGen Energy Ltd. (Canada)(b)	689,210	6,342,007
Commercial & Residential Mortgage Finance–1.72%
PennyMac Financial Services, Inc.	135,811	17,905,322
Communications Equipment–0.98%
Viavi Solutions, Inc.(b)	570,898	10,173,402
Construction & Engineering–1.27%
IES Holdings, Inc.(b)	34,014	13,232,126
Consumer Finance–1.14%
Dave, Inc.(b)	53,707	11,891,267
Shares		Value
Data Center REITs–0.36%
Fermi, Inc.(b)(c)	471,643	$3,773,144
Diversified Metals & Mining–1.13%
MP Materials Corp.(b)(c)	234,010	11,822,185
Diversified Support Services–2.09%
OPENLANE, Inc.(b)	369,586	11,006,271
VSE Corp.(c)	62,371	10,775,838
		21,782,109
Electronic Components–0.98%
Littelfuse, Inc.	40,256	10,181,548
Electronic Equipment & Instruments–1.57%
Advanced Energy Industries, Inc.	78,049	16,341,119
Electronic Manufacturing Services–4.21%
Flex Ltd.(b)	327,285	19,774,560
Sanmina Corp.(b)	160,306	24,057,121
		43,831,681
Environmental & Facilities Services–1.48%
Casella Waste Systems, Inc., Class A(b)	157,476	15,423,200
Financial Exchanges & Data–2.03%
Bullish (Cayman Islands)(b)(c)	186,821	7,074,911
Miami International Holdings, Inc.(b)(c)	317,289	14,081,286
		21,156,197
Food Distributors–0.96%
Chefs’ Warehouse, Inc. (The)(b)(c)	159,926	9,968,188
Health Care Equipment–0.78%
Inspire Medical Systems, Inc.(b)(c)	88,206	8,135,239
Health Care Facilities–1.48%
Encompass Health Corp.	145,519	15,445,387
Health Care Services–4.59%
BrightSpring Health Services, Inc.(b)(c)	663,922	24,863,879
Guardant Health, Inc.(b)	224,830	22,964,136
		47,828,015
Homebuilding–0.94%
M/I Homes, Inc.(b)	76,526	9,791,502
Hotels, Resorts & Cruise Lines–1.68%
Travel + Leisure Co.	248,172	17,503,571
Household Products–0.74%
WD-40 Co.(c)	38,956	7,670,436
Independent Power Producers & Energy Traders–1.85%
Talen Energy Corp.(b)	51,501	19,304,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–4.92%
Crane Co.	58,402	$10,771,081
Gates Industrial Corp. PLC(b)	446,690	9,590,434
ITT, Inc.	120,180	20,852,431
SPX Technologies, Inc.(b)	50,187	10,040,411
		51,254,357
Industrial REITs–2.01%
EastGroup Properties, Inc.	63,280	11,272,699
STAG Industrial, Inc.	263,834	9,698,538
		20,971,237
Investment Banking & Brokerage–5.36%
Piper Sandler Cos.	70,155	23,832,355
Stifel Financial Corp.	160,701	20,122,980
Virtu Financial, Inc., Class A	358,085	11,931,392
		55,886,727
Leisure Products–1.08%
Acushnet Holdings Corp.(c)	141,576	11,300,596
Life Sciences Tools & Services–3.21%
ICON PLC(b)	62,661	11,418,087
Repligen Corp.(b)	72,870	11,940,478
Stevanato Group S.p.A. (Italy)	503,181	10,124,002
		33,482,567
Oil & Gas Exploration & Production–1.05%
Range Resources Corp.	310,056	10,932,575
Oil & Gas Storage & Transportation–1.08%
DT Midstream, Inc.(b)(c)	94,216	11,275,771
Pharmaceuticals–1.72%
Axsome Therapeutics, Inc.(b)	59,915	10,942,876
Prestige Consumer Healthcare, Inc.(b)(c)	113,082	6,976,028
		17,918,904
Property & Casualty Insurance–1.10%
Skyward Specialty Insurance Group, Inc.(b)	224,993	11,499,392
Real Estate Services–1.09%
Newmark Group, Inc., Class A	656,642	11,386,172
Regional Banks–7.38%
Banc of California, Inc.	1,027,311	19,816,829
Bancorp, Inc. (The)(b)(c)	337,691	22,800,896
SouthState Bank Corp.(c)	168,997	15,904,308
Western Alliance Bancorporation	218,288	18,351,472
		76,873,505
Research & Consulting Services–1.57%
Huron Consulting Group, Inc.(b)	94,318	16,308,525
Shares		Value
Restaurants–0.98%
Cheesecake Factory, Inc. (The)(c)	201,898	$10,191,811
Semiconductor Materials & Equipment–1.80%
MKS, Inc.	117,342	18,751,252
Semiconductors–5.83%
Impinj, Inc.(b)(c)	96,529	16,797,011
MACOM Technology Solutions Holdings, Inc.(b)	136,845	23,438,812
Rambus, Inc.(b)	106,842	9,817,712
Silicon Laboratories, Inc.(b)	82,049	10,723,804
		60,777,339
Specialized Consumer Services–1.18%
Frontdoor, Inc.(b)	213,585	12,321,719
Specialty Chemicals–1.07%
Perimeter Solutions, Inc.(b)	403,660	11,112,760
Trading Companies & Distributors–2.98%
Applied Industrial Technologies, Inc.	69,654	17,885,058
WESCO International, Inc.(c)	53,803	13,162,366
		31,047,424
Total Common Stocks & Other Equity Interests (Cost $743,833,807)		1,015,631,644
Money Market Funds–2.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e)	9,862,513	9,862,513
Invesco Treasury Portfolio, Institutional Class, 3.64%(d)(e)	18,316,600	18,316,600
Total Money Market Funds (Cost $28,179,113)		28,179,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $772,012,920)		1,043,810,757
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.41%
Invesco Private Government Fund, 3.74%(d)(e)(f)	26,897,806	26,897,806
Invesco Private Prime Fund, 3.88%(d)(e)(f)	92,004,830	92,032,432
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,930,238)		118,930,238
TOTAL INVESTMENTS IN SECURITIES–111.59% (Cost $890,943,158)		1,162,740,995
OTHER ASSETS LESS LIABILITIES—(11.59)%		(120,727,054)
NET ASSETS–100.00%		$1,042,013,941
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Small Cap Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,938,480	$90,776,402	$(83,852,369)	$-	$-	$9,862,513	$521,360
Invesco Treasury Portfolio, Institutional Class	5,457,684	168,584,747	(155,725,831)	-	-	18,316,600	958,649
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,974,826	342,751,886	(361,828,906)	-	-	26,897,806	1,606,176*
Invesco Private Prime Fund	119,841,333	753,527,511	(781,337,627)	-	1,215	92,032,432	4,322,575*
Total	$174,212,323	$1,355,640,546	$(1,382,744,733)	$-	$1,215	$147,109,351	$7,408,760

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Small Cap Equity Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $743,833,807)*	$1,015,631,644
Investments in affiliated money market funds, at value (Cost $147,109,351)	147,109,351
Receivable for:
Fund shares sold	496,991
Dividends	497,547
Investment for trustee deferred compensation and retirement plans	166,900
Other assets	53,002
Total assets	1,163,955,435
Liabilities:
Payable for:
Fund shares reacquired	1,985,504
Amount due custodian	282,734
Collateral upon return of securities loaned	118,930,238
Accrued fees to affiliates	481,110
Accrued other operating expenses	89,407
Trustee deferred compensation and retirement plans	172,501
Total liabilities	121,941,494
Net assets applicable to shares outstanding	$1,042,013,941
Net assets consist of:
Shares of beneficial interest	$752,182,400
Distributable earnings	289,831,541
$1,042,013,941
Net Assets:
Class A	$594,808,388
Class C	$11,382,882
Class R	$59,825,941
Class Y	$99,005,137
Class R5	$14,245,338
Class R6	$262,746,255
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,304,581
Class C	1,457,384
Class R	4,866,351
Class Y	6,271,500
Class R5	792,087
Class R6	14,360,459
Class A:
Net asset value per share	$14.40
Maximum offering price per share (Net asset value of $14.40 ÷ 94.50%)	$15.24
Class C:
Net asset value and offering price per share	$7.81
Class R:
Net asset value and offering price per share	$12.29
Class Y:
Net asset value and offering price per share	$15.79
Class R5:
Net asset value and offering price per share	$17.98
Class R6:
Net asset value and offering price per share	$18.30

*	At December 31, 2025, securities with an aggregate value of $113,065,732 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Small Cap Equity Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $17,014)	$7,382,059
Dividends from affiliated money market funds (includes net securities lending income of $323,031)	1,803,040
Total investment income	9,185,099
Expenses:
Advisory fees	7,273,871
Administrative services fees	142,619
Custodian fees	12,489
Distribution fees:
Class A	1,486,499
Class C	116,613
Class R	291,719
Transfer agent fees — A, C, R and Y	1,383,883
Transfer agent fees — R5	15,316
Transfer agent fees — R6	71,140
Trustees’ and officers’ fees and benefits	29,116
Registration and filing fees	110,685
Reports to shareholders	125,304
Professional services fees	62,019
Other	20,887
Total expenses	11,142,160
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(62,280)
Net expenses	11,079,880
Net investment income (loss)	(1,894,781)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	91,726,166
Affiliated investment securities	1,215
Foreign currencies	1,268
91,728,649
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(12,075,781)
Foreign currencies	4
(12,075,777)
Net realized and unrealized gain	79,652,872
Net increase in net assets resulting from operations	$77,758,091
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Small Cap Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss)	$(1,894,781)	$(1,231,464)
Net realized gain	91,728,649	43,179,406
Change in net unrealized appreciation (depreciation)	(12,075,777)	111,600,557
Net increase in net assets resulting from operations	77,758,091	153,548,499
Distributions to shareholders from distributable earnings:
Class A	(51,411,770)	(45,566,320)
Class C	(1,716,634)	(1,471,600)
Class R	(5,871,936)	(5,012,434)
Class Y	(7,789,949)	(5,297,780)
Class R5	(989,789)	(1,225,045)
Class R6	(18,074,411)	(13,265,050)
Total distributions from distributable earnings	(85,854,489)	(71,838,229)
Share transactions–net:
Class A	(1,387,427)	5,100,091
Class C	304,421	(368,716)
Class R	2,760,896	913,748
Class Y	27,064,677	2,167,741
Class R5	(5,410,632)	(7,169,934)
Class R6	42,517,860	15,297,918
Net increase in net assets resulting from share transactions	65,849,795	15,940,848
Net increase in net assets	57,753,397	97,651,118
Net assets:
Beginning of year	984,260,544	886,609,426
End of year	$1,042,013,941	$984,260,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Small Cap Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$14.61	$(0.04)	$1.18	$1.14	$—	$(1.35)	$(1.35)	$14.40	7.78%	$594,808	1.21%	1.21%	(0.29)%	60%
Year ended 12/31/24	13.35	(0.03)	2.47	2.44	—	(1.18)	(1.18)	14.61	17.79	602,644	1.27	1.27	(0.24)	50
Year ended 12/31/23	11.56	(0.02)	1.86	1.84	—	(0.05)	(0.05)	13.35	15.96	548,978	1.26	1.26	(0.15)	43
Year ended 12/31/22	14.99	(0.02)	(3.07)	(3.09)	—	(0.34)	(0.34)	11.56	(20.60)	506,506	1.26	1.26	(0.17)	33
Year ended 12/31/21	14.97	(0.04)	2.91	2.87	—	(2.85)	(2.85)	14.99	20.02	660,296	1.22	1.22	(0.22)	22
Class C
Year ended 12/31/25	8.56	(0.09)	0.69	0.60	—	(1.35)	(1.35)	7.81	6.98	11,383	1.96	1.96	(1.04)	60
Year ended 12/31/24	8.28	(0.09)	1.55	1.46	—	(1.18)	(1.18)	8.56	16.84	12,007	2.02	2.02	(0.99)	50
Year ended 12/31/23	7.23	(0.07)	1.17	1.10	—	(0.05)	(0.05)	8.28	15.28	11,982	2.01	2.01	(0.90)	43
Year ended 12/31/22	9.61	(0.07)	(1.97)	(2.04)	—	(0.34)	(0.34)	7.23	(21.20)	12,069	2.01	2.01	(0.92)	33
Year ended 12/31/21	10.57	(0.12)	2.01	1.89	—	(2.85)	(2.85)	9.61	19.06	17,784	1.97	1.97	(0.97)	22
Class R
Year ended 12/31/25	12.68	(0.07)	1.03	0.96	—	(1.35)	(1.35)	12.29	7.54	59,826	1.46	1.46	(0.54)	60
Year ended 12/31/24	11.75	(0.06)	2.17	2.11	—	(1.18)	(1.18)	12.68	17.40	58,764	1.52	1.52	(0.49)	50
Year ended 12/31/23	10.20	(0.04)	1.64	1.60	—	(0.05)	(0.05)	11.75	15.73	53,783	1.51	1.51	(0.40)	43
Year ended 12/31/22	13.31	(0.05)	(2.72)	(2.77)	—	(0.34)	(0.34)	10.20	(20.79)	46,851	1.51	1.51	(0.42)	33
Year ended 12/31/21	13.61	(0.07)	2.62	2.55	—	(2.85)	(2.85)	13.31	19.66	51,571	1.47	1.47	(0.47)	22
Class Y
Year ended 12/31/25	15.85	(0.01)	1.30	1.29	—	(1.35)	(1.35)	15.79	8.12	99,005	0.96	0.96	(0.04)	60
Year ended 12/31/24	14.37	0.00	2.66	2.66	—	(1.18)	(1.18)	15.85	18.06	72,960	1.02	1.02	0.01	50
Year ended 12/31/23	12.41	0.01	2.00	2.01	—	(0.05)	(0.05)	14.37	16.23	64,657	1.01	1.01	0.10	43
Year ended 12/31/22	16.02	0.01	(3.28)	(3.27)	—	(0.34)	(0.34)	12.41	(20.40)	59,796	1.01	1.01	0.08	33
Year ended 12/31/21	15.80	0.01	3.07	3.08	(0.01)	(2.85)	(2.86)	16.02	20.27	91,380	0.97	0.97	0.03	22
Class R5
Year ended 12/31/25	17.87	0.01	1.45	1.46	—	(1.35)	(1.35)	17.98	8.15	14,245	0.88	0.88	0.04	60
Year ended 12/31/24	16.07	0.02	2.96	2.98	—	(1.18)	(1.18)	17.87	18.14	19,658	0.90	0.90	0.13	50
Year ended 12/31/23	13.84	0.03	2.25	2.28	—	(0.05)	(0.05)	16.07	16.51	24,448	0.89	0.89	0.22	43
Year ended 12/31/22	17.80	0.03	(3.65)	(3.62)	—	(0.34)	(0.34)	13.84	(20.32)	21,181	0.87	0.87	0.22	33
Year ended 12/31/21	17.28	0.03	3.36	3.39	(0.02)	(2.85)	(2.87)	17.80	20.39	27,506	0.85	0.85	0.15	22
Class R6
Year ended 12/31/25	18.14	0.02	1.49	1.51	—	(1.35)	(1.35)	18.30	8.31	262,746	0.81	0.81	0.11	60
Year ended 12/31/24	16.29	0.04	2.99	3.03	—	(1.18)	(1.18)	18.14	18.20	218,227	0.83	0.83	0.20	50
Year ended 12/31/23	14.03	0.04	2.27	2.31	—	(0.05)	(0.05)	16.29	16.50	182,761	0.82	0.82	0.29	43
Year ended 12/31/22	18.01	0.04	(3.68)	(3.64)	—	(0.34)	(0.34)	14.03	(20.20)	209,508	0.80	0.80	0.29	33
Year ended 12/31/21	17.45	0.04	3.40	3.44	(0.03)	(2.85)	(2.88)	18.01	20.46	316,542	0.79	0.79	0.21	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Small Cap Equity Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
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Invesco Small Cap Equity Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
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Invesco Small Cap Equity Fund

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $22,468 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
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Invesco Small Cap Equity Fund

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.73%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $40,539.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
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Invesco Small Cap Equity Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $83,446 in front-end sales commissions from the sale of Class A shares and $2,628 and $260 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $34,381 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,015,631,644	$—	$—	$1,015,631,644
Money Market Funds	28,179,113	118,930,238	—	147,109,351
Total Investments	$1,043,810,757	$118,930,238	$—	$1,162,740,995
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $21,741.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts
13
Invesco Small Cap Equity Fund

accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Long-term capital gain	$85,854,489	$71,838,229

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$19,067,029
Net unrealized appreciation — investments	270,856,228
Temporary book/tax differences	(91,716)
Shares of beneficial interest	752,182,400
Total net assets	$1,042,013,941
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $586,248,121 and $626,096,130, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$305,043,774
Aggregate unrealized (depreciation) of investments	(34,187,546)
Net unrealized appreciation of investments	$270,856,228
Cost of investments for tax purposes is $891,884,767.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2025, undistributed net investment income (loss) was increased by $1,017,312, undistributed net realized gain was decreased by $1,320 and shares of beneficial interest was decreased by $1,015,992. This reclassification had no effect on the net assets of the Fund.
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Invesco Small Cap Equity Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,259,397	$48,255,180	3,487,139	$50,744,107
Class C	275,182	2,389,733	287,009	2,583,382
Class R	1,137,251	14,528,040	961,916	12,361,701
Class Y	2,290,292	37,430,223	1,090,001	17,234,053
Class R5	92,237	1,665,722	144,109	2,473,415
Class R6	4,354,423	80,599,858	2,820,334	50,144,340
Issued as reinvestment of dividends:
Class A	3,388,956	48,733,163	2,802,097	43,404,479
Class C	215,062	1,677,483	158,098	1,435,528
Class R	478,051	5,870,470	372,592	5,011,356
Class Y	443,673	6,996,729	276,762	4,652,368
Class R5	55,111	989,789	64,646	1,225,045
Class R6	957,902	17,500,860	668,559	12,863,073
Automatic conversion of Class C shares to Class A shares:
Class A	114,596	1,710,387	110,477	1,619,561
Class C	(197,889)	(1,710,387)	(180,035)	(1,619,561)
Reacquired:
Class A	(6,721,203)	(100,086,157)	(6,253,322)	(90,668,056)
Class C	(238,207)	(2,052,408)	(309,785)	(2,768,065)
Class R	(1,382,611)	(17,637,614)	(1,279,017)	(16,459,309)
Class Y	(1,065,518)	(17,362,275)	(1,262,095)	(19,718,680)
Class R5	(455,352)	(8,066,143)	(630,464)	(10,868,394)
Class R6	(2,978,771)	(55,582,858)	(2,682,836)	(47,709,495)
Net increase in share activity	4,022,582	$65,849,795	646,185	$15,940,848

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Small Cap Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Funds Group (Invesco Funds Group) and Shareholders of Invesco Small Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Equity Fund (one of the funds constituting AIM Funds Group (Invesco Funds Group), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Small Cap Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$85,854,489
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
17
Invesco Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
18
Invesco Small Cap Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
SCE-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Funds Group (Invesco Funds Group)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: March 5, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: March 5, 2026